Subsequent events	12 Months Ended
Dec. 31, 2013
Subsequent events [Abstract]
Subsequent Events [Text Block]
15. Subsequent events

In February 2014, we adopted the 2014 Incentive Plan (“2014 Plan”). Under the 2014 Plan, a total of 2.5 million shares of our common stock were authorized for issuance to employees, officers, directors, consultants, and advisers.